INVENTORIES, NET	12 Months Ended
Dec. 31, 2025
INVENTORIES, NET
INVENTORIES, NET

8.INVENTORIES, NET

The classification of inventory balance as of December 31, 2025 and 2024 is as follows:

	At lower of cost and net realizable value
	As of December 31,
	2024	2025	2025
	VND million	VND million	USD
Raw materials	12,077,632	14,879,879	592,328,291
Finished goods, including service parts	10,104,487	11,658,740	464,103,340
Good in transit	2,123,863	3,465,063	137,934,915
Work in progress	3,338,606	4,538,671	180,672,386
Merchandises	22,770	32,137	1,279,288
Tools and spare parts	239,672	308,159	12,266,988
TOTAL	27,907,030	34,882,649	1,388,585,208

8.INVENTORIES, NET (continued)

As of December 31, 2025, inventories with the carrying value of VND2,041.4 billion (USD81.3 million) (2024: VND415 billion) are used as collateral for borrowings of the Group as presented in Note 13.

Finished goods include vehicles, e-scooters and service parts.

Battery leases accounted for as operating leases (Note 2(m)) are transferred to Property, Plant and Equipment once the lease commences (concurrently with the sales of vehicles).

Inventory write-downs recognized in cost of sales for the year ended 2025 were VND7,076.2 billion (USD281.7 million) (2024: VND8,638.1 billion, 2023: VND5,614.9 billion).